Net loss per common unit (Tables)	12 Months Ended
Dec. 31, 2021
Net Loss Per Common Unit
Schedule of Earnings Per Share, Basic and Diluted

	Year ended December 31,
	2021	2020
Net loss attributable to common unit holders (in thousands)	$(73,151)	$(58,583)
Weighted-average units used in computing net loss per common unit, basic and diluted	33,048,809	32,426,264
Net loss per common unit, basic and diluted	$(2.21)	$(1.81)